Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

Note 6 - Investments

Investments comprised the following:

	At December 31,	At December 31,
	2025	2024
Equity investments at FVTOCI	$1,105.3	$324.8
Warrants	36.0	0.7
	$1,141.3	$325.5

Equity Investments at FVTOCI

Changes in equity investments at FVTOCI for the years ended December 31, 2025 and 2024 were as follows:

	Fair value at		Gain on		Impact of	Fair value at	Realized
	January 1,	Cost of	changes in	Proceeds of	foreign	December 31,	gain on
	2025	additions	fair value	disposition	exchange	2025	disposal
G Mining Ventures	$133.8	$—	$392.3	$—	$13.5	$539.6	$—
Discovery	—	49.4	351.6	(84.4)	6.4	323.0	67.4
Labrador Iron Ore Royalty Corporation ("LIORC")	127.3	—	4.2	—	6.5	138.0	—
Other	63.7	26.7	54.2	(42.7)	2.8	104.7	19.7
	$324.8	$76.1	$802.3	$(127.1)	$29.2	$1,105.3	$87.1

	Fair value at		Gain (loss) on		Impact of	Fair value at	Realized
	January 1,	Cost of	changes in	Proceeds of	foreign	December 31,	loss on
	2024	additions	fair value	disposition	exchange	2024	disposal
G Mining Ventures	$47.6	$47.1	$46.5	$—	$(7.4)	$133.8	$—
LIORC	152.7	—	(13.0)	—	(12.4)	127.3	—
Other	46.1	56.1	13.1	(45.5)	(6.1)	63.7	(2.1)
	$246.4	$103.2	$46.6	$(45.5)	$(25.9)	$324.8	$(2.1)

Changes in equity investments at FVTOCI and accumulated other comprehensive income (loss) for the years ended December 31, 2025 and 2024 were as follows:

	2025		2024
		Accumulated other
	Equity investments	comprehensive	Equity investments	Accumulated other
	at FVTOCI	income (loss)	at FVTOCI	comprehensive loss
Balance at January 1	$324.8	$(282.0)	$246.4	$(192.0)

Changes in fair value of equity investments at FVTOCI:
Held during the year	717.3	717.3	38.5	38.5
Disposed during the year	85.0	85.0	8.1	8.1
Income tax expense	—	(106.0)	—	(6.2)
Gain on changes in the fair value of equity investments at FVTOCI	802.3	696.3	46.6	40.4

Additions	76.1	—	103.2	—
Disposals	(127.1)	—	(45.5)	—
Transfers within equity following disposal	—	(75.0)	—	0.9
Impact of foreign exchange	29.2	—	(25.9)	—
Currency translation adjustment	—	91.2	—	(131.3)
Balance at December 31	$1,105.3	$430.5	$324.8	$(282.0)

During the year ended December 31, 2025, the Company disposed of equity investments with an initial cost of $40.0 million for gross proceeds of $127.1 million, and realized a fair value gain of $75.0 million, net of tax, which was reclassified from accumulated other income (loss) to retained earnings.